AR Capital Dividend and Value Fund (Second Prospectus Summary) | AR Capital Dividend and Value Fund
AR CAPITAL DIVIDEND AND VALUE FUND
Investment Objective
The investment objective of the Fund is to provide a high level of dividend income, with the potential for capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Advisor Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Advisor Class
Management Fees		0.70%
Distribution and Service (12b-1) Fees		none
Other Expenses		32.21%
Acquired Fund Fees and Expenses (fees and expenses incurred directly by the Fund as a result of investment in shares of one or more Acquired Funds)	[1]	0.01%
Total Annual Fund Operating Expenses		32.92%
Expense Reimbursement	[2]	(31.86%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.06%
[1]	“Acquired Fund Fees and Expenses” are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	National Fund Advisors, LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) in order to limit the Other Expenses to 0.35% of average daily net assets of the Fund’s shares (the “Expense Cap”). The Expense Cap will remain in effect through at least August 1, 2016, and may be terminated before that date only by the Board of Trustees (the “Board”) of Realty Capital Income Funds Trust (the “Trust”). The Adviser’s ability to recoup any previously waived fees and paid expenses is subject to the Expense Cap as in effect at the time such fees were waived or expenses were paid.

Example :

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares or continue to own all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
| | Advisor Class | USD ($)	108	5,174	7,806	10,099

Portfolio Turnover :

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended March 31, 2015, the Fund’s portfolio turnover rate was 102%.

Principal Investment Strategies of the Fund

The Fund will invest substantially all (and under normal market conditions, at least 80%) of its net assets (plus any borrowings for investment purposes) in dividend paying common stocks and other equity securities of issuers, across all market capitalization segments, that trade in the U.S. on nationally recognized securities exchanges. The Fund employs a “value” investment approach, through which the Fund invests in equity securities that appear to the Fund’s sub-adviser to be undervalued by various measures or temporarily disfavored in the market but nonetheless appear to have good prospects for dividend growth and/or capital appreciation.

Under the supervision of the adviser, SEL Asset Management, LLC, the investment sub-adviser (also referred to herein as “SEL” or the “Sub-Adviser”) evaluates securities primarily on its assessment of the issuer’s ability to sustain its current dividend and secondarily on the potential for capital appreciation. In selecting securities for investment, the Sub-Adviser uses proprietary software that screens companies on over 250 financial metrics in order to assess dividend sustainability and growth. The Sub-Adviser focuses its research on companies that currently pay a dividend on their common stock of 6% or more. The Sub-Adviser may utilize fundamental, technical and other related methodologies to determine the intrinsic value of an underlying security. The Sub-Adviser may strategically rebalance the Fund’s investment strategies according to the current market conditions, but will remain true to its fundamental analysis with respect to the cost of capital. The Sub-Adviser expects that it will sell a security if, in the judgment of the portfolio managers, the security’s dividend potential has been compromised, its fundamentals have deteriorated or may deteriorate or a more attractive investment opportunity is identified.

Principal Risks of Investing in the Fund

An investment in the Fund’s shares is subject to various risks, including the risk that you may receive little or no return on your investment or you may lose all or part of it. By itself, the Fund does not constitute a balanced investment program. Before investing in the Fund you should consider carefully the following risks:

Market Risk.   An investment in the Fund is generally subject to market risk, including the possible loss of the entire principal amount invested. An investment in the Fund represents an indirect investment in the securities owned by the Fund. Like all financial instruments, the value of these securities may move up or down, sometimes rapidly and unpredictably. The value of your investment in the Fund at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.

Large-Capitalization Company Risk.   The Fund may invest in large-capitalization companies. Larger, more-established companies may be unable to respond quickly to new competitors and industry developments. Many large-capitalization companies may be unable to attain the high growth rate of successful smaller companies, especially during periods of economic expansion.

Medium- and Small-Capitalization Company Risk.   The Fund may invest in medium- and small-capitalization companies, which may be newly formed or have limited product lines, distribution channels and financial or managerial resources. The risks associated with these investments are generally greater than those associated with investments in the securities of larger, more-established companies. To the extent the Fund invests in medium- and small-capitalization companies, the Fund’s net asset value (“NAV”) may be more volatile compared to investment companies that focus only on large-capitalization companies.

Common Stock Risk.   While common stock has historically generated higher average returns than debt securities, common stock has also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Value Stock Risk.   Value stocks are equity securities that appear to be undervalued by various measures and have potential for long-term capital appreciation. Value stocks tend to be inexpensive relative to other types of stocks, such as growth stocks. Value stocks may continue to be inexpensive for long periods of time, and may not ever realize their estimated value and may even go down in price.

Non-Diversification Risk.   The Fund is classified as a non-diversified management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a diversified management investment company. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. Additionally, the Fund may be subject to greater risk, because the Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Management Risk.   The NAV of the Fund changes daily based on the value of the securities in which it invests. The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Limited Operating History. The Fund has a limited history of operations for investors to evaluate. The Fund’s performance during its initial period of operations may not be replicated over longer periods and is not indicative of how the Fund will perform in the future.

Fund Performance

No performance information is presented because the Fund has less than a full calendar year of investment operations. Performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time and by showing how the Fund’s returns compare with those of a broad measure of market performance. The Fund’s performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at the Fund’s website, www.arcincomefunds.com .

Information relating to the investment performance of the Sub-Adviser is included in the Appendix to this Prospectus.